Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	21,206,121	21,202,614
Common stock, shares outstanding	21,206,121	21,202,614